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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [X]; Amendment Number: 5
     This Amendment (Check only one.): [ ] is a restatement.
                                       [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Key Colony Management, LLC
Address: Two Financial Centre, Suite 100
         10825 Financial Centre Parkway
         Little Rock, Arkansas 72221

Form 13F File Number: 28-12295

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Alex R. Lieblong
Title:   President
Phone:   (501) 219-2003

Signature, Place, and Date of Signing:


/s/ Alex R. Lieblong       Little Rock, AR   May 15, 2008
------------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          19
Form 13F Information Table Value Total:    $188,458
                                        (thousands)
List of Other Included Managers:              None.

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                           FORM 13F INFORMATION TABLE

                                                                                                           Voting Authority
                                                          Value             Sh/Prn  Investment   Other  ---------------------
Name                         Title of Class    Cusip    (x$1000)   Shares  Put/Call Discretion Managers    Sole   Shared None
---------------------------- -------------- ----------- -------- --------- -------- ---------- -------- --------- ------ ----
Advance America Cash Advance Common Stock   00739W-10-7    2,955   391,345    SH       Sole       N/A     391,345
Choice Hotels Hldgs Inc.     Common Stock   169905-10-6    6,038   177,026    SH       Sole       N/A     177,026
Churchill Downs Inc.         Common Stock   171484-10-8    5,173   109,498    SH       Sole       N/A     109,498
Comcast Corp. Cl A           Common Stock   20030N-10-1   32,491 1,680,000    SH       Sole       N/A   1,680,000
Comcast Corp.-Special Cl A   Common Stock   20030N-20-0   37,940 2,000,000    SH       Sole       N/A   2,000,000
Downey Financial Corp.       Common Stock   261018-10-5      794    43,200    SH       Sole       N/A      43,200
General Communication Inc.   Common Stock   369385-10-9    6,633 1,080,275    SH       Sole       N/A   1,080,275
Global Crossing Ltd          Common Stock   G3921A-17-5   10,117   667,346    SH       Sole       N/A     667,346
Hansen Medical Inc           Common Stock   411307-10-1       56     4,000    SH       Sole       N/A       4,000
Hertz Global Holdings        Common Stock   42805T-10-5    1,206   100,000    SH       Sole       N/A     100,000
Hilltop Hldgs Inc.           Common Stock   432748-10-1      260    25,000    SH       Sole       N/A      25,000
Home Bancshares              Common Stock   436893-20-0    7,156   342,900    SH       Sole       N/A     342,900
Lakes Entertainment Inc.     Common Stock   51206P-10-9    7,433 1,681,601    SH       Sole       N/A   1,681,601
Level 3 Communications       Common Stock   52729N-10-0    8,671 4,090,100    SH       Sole       N/A   4,090,100
Lincare Holdings Inc.        Common Stock   532791-10-0    5,116   182,000    SH       Sole       N/A     182,000
Lodgian Inc.                 Common Stock   54021P-40-3   32,647 2,928,000    SH       Sole       N/A   2,928,000
MGIC Investment Corp.        Common Stock   552848-10-3   21,797 2,070,000    SH       Sole       N/A   2,070,000
UAL Corporation              Common Stock   902549-80-7      538    25,000    SH       Sole       N/A      25,000
Willis Lease Finance Corp.   Common Stock   970646-10-5    1,437   114,300    SH       Sole       N/A     114,300